CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 14.2%
Diversified Telecommunication Services - 2.2%
AT&T Inc.	270,529	$7,712,782
Verizon Communications Inc.	171,657	10,211,875

Total Diversified Telecommunication Services		17,924,657

Entertainment - 1.5%
Walt Disney Co.	93,562	11,609,173

Interactive Media & Services - 6.4%
Alphabet Inc., Class A Shares	7,376	10,810,266	*
Alphabet Inc., Class C Shares	7,759	11,402,626	*
Facebook Inc., Class A Shares	85,280	22,334,832	*
Pinterest Inc., Class A Shares	152,558	6,332,683	*

Total Interactive Media & Services		50,880,407

Media - 3.0%
Comcast Corp., Class A Shares	524,647	24,270,170

Wireless Telecommunication Services - 1.1%
T-Mobile US Inc.	77,153	8,823,217	*

TOTAL COMMUNICATION SERVICES		113,507,624

CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.1%
General Motors Co.	37,901	1,121,490

Household Durables - 0.4%
Toll Brothers Inc.	58,827	2,862,522

Internet & Direct Marketing Retail - 3.8%
Amazon.com Inc.	9,507	29,934,976	*

Specialty Retail - 4.3%
Home Depot Inc.	81,429	22,613,648
TJX Cos. Inc.	209,325	11,648,936

Total Specialty Retail		34,262,584

TOTAL CONSUMER DISCRETIONARY		68,181,572

CONSUMER STAPLES - 6.7%
Beverages - 2.0%
Coca-Cola Co.	138,354	6,830,537
PepsiCo Inc.	63,186	8,757,580

Total Beverages		15,588,117

Food & Staples Retailing - 2.2%
Walmart Inc.	126,471	17,694,558

Food Products - 0.9%
Mondelez International Inc., Class A Shares	128,682	7,392,781

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report	1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Household Products - 1.6%
Procter & Gamble Co.	89,861	$12,489,780

TOTAL CONSUMER STAPLES		53,165,236

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	100,513	7,236,936
Exxon Mobil Corp.	139,246	4,780,315
Kinder Morgan Inc.	327,945	4,043,562
Pioneer Natural Resources Co.	34,468	2,963,903

TOTAL ENERGY		19,024,716

FINANCIALS - 9.4%
Banks - 4.0%
Bank of America Corp.	301,266	7,257,498
JPMorgan Chase & Co.	213,620	20,565,197
US Bancorp	104,183	3,734,961

Total Banks		31,557,656

Capital Markets - 0.9%
CME Group Inc.	33,730	5,643,366
Intercontinental Exchange Inc.	12,327	1,233,317

Total Capital Markets		6,876,683

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class A Shares	80	25,600,080	*

Insurance - 1.3%
Travelers Cos. Inc.	97,443	10,542,358

TOTAL FINANCIALS		74,576,777

HEALTH CARE - 13.5%
Biotechnology - 0.7%
AbbVie Inc.	16,863	1,477,030
Amgen Inc.	16,536	4,202,790

Total Biotechnology		5,679,820

Health Care Equipment & Supplies - 2.4%
Becton Dickinson and Co.	30,629	7,126,756
Medtronic PLC	112,755	11,717,499

Total Health Care Equipment & Supplies		18,844,255

Health Care Providers & Services - 2.3%
CVS Health Corp.	27,117	1,583,633
UnitedHealth Group Inc.	54,033	16,845,868

Total Health Care Providers & Services		18,429,501

Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific Inc.	41,297	18,233,452

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.8%
Johnson & Johnson	120,764	$17,979,345
Merck & Co. Inc.	209,456	17,374,375
Pfizer Inc.	295,939	10,860,961

Total Pharmaceuticals		46,214,681

TOTAL HEALTH CARE		107,401,709

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Raytheon Technologies Corp.	215,448	12,396,878

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	82,783	13,794,131

Commercial Services & Supplies - 1.2%
Waste Management Inc.	85,889	9,720,058

Industrial Conglomerates - 2.6%
3M Co.	29,784	4,770,801
Honeywell International Inc.	96,905	15,951,532

Total Industrial Conglomerates		20,722,333

Machinery - 0.3%
Otis Worldwide Corp.	36,543	2,281,014

Road & Rail - 0.7%
Canadian Pacific Railway Ltd.	17,694	5,386,585

TOTAL INDUSTRIALS		64,300,999

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.5%
Arista Networks Inc.	18,013	3,727,430	*

IT Services - 6.9%
Automatic Data Processing Inc.	75,598	10,545,165
Cognizant Technology Solutions Corp., Class A Shares	71,851	4,987,897
Fidelity National Information Services Inc.	45,834	6,747,223
International Business Machines Corp.	60,781	7,395,224
Visa Inc., Class A Shares	125,993	25,194,820

Total IT Services		54,870,329

Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV, Registered Shares	19,586	7,232,522
Texas Instruments Inc.	30,478	4,351,954

Total Semiconductors & Semiconductor Equipment		11,584,476

Software - 12.2%
Adobe Inc.	43,896	21,527,915	*
Microsoft Corp.	288,224	60,622,154

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Software - (continued)
Oracle Corp.	57,392	$3,426,302
salesforce.com Inc.	46,452	11,674,317	*

Total Software		97,250,688

Technology Hardware, Storage & Peripherals - 6.1%
Apple Inc.	416,816	48,271,461

TOTAL INFORMATION TECHNOLOGY		215,704,384

MATERIALS - 7.4%
Chemicals - 5.8%
Air Products & Chemicals Inc.	50,664	15,090,779
Ecolab Inc.	43,791	8,751,193
PPG Industries Inc.	121,382	14,818,315
Sherwin-Williams Co.	10,308	7,181,996

Total Chemicals		45,842,283

Construction Materials - 0.5%
Vulcan Materials Co.	31,058	4,209,601

Containers & Packaging - 0.6%
Ball Corp.	62,669	5,209,047

Metals & Mining - 0.5%
ArcelorMittal SA, Registered Shares	295,962	3,921,497	*

TOTAL MATERIALS		59,182,428

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	58,916	14,241,765

UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.	8,397	2,330,671

Multi-Utilities - 0.3%
Sempra Energy	24,431	2,891,653

TOTAL UTILITIES		5,222,324

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $316,337,948)		794,509,534

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.010%	1,985,761	$1,985,761
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.017%	496,440	496,440	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,482,201)			2,482,201

TOTAL INVESTMENTS - 100.1% (Cost - $318,820,149)			796,991,735
Liabilities in Excess of Other Assets - (0.1)%			(666,538)

TOTAL NET ASSETS - 100.0%			$796,325,197

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2020, the total market value of investments in Affiliated Companies was $496,440 and the cost was $496,440 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due

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Notes to Schedule of Investments (unaudited) (continued)

diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$794,509,534	—	—	$794,509,534
Short-Term Investments†	2,482,201	—	—	2,482,201

Total Investments	$796,991,735	—	—	$796,991,735

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,856,680	$12,848,103	12,848,103	$15,208,343	15,208,343	—	$8,745	—	$496,440

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